2. Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts
	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)

Accounts Receivable	$994,822	$234,309
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$994,822	$234,309

	December 31, 2015	December 31, 2014

Accounts Receivable	$234,309	$—
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$234,309	$—

Earnings (Loss) Per Share

	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)
Convertible Debt (Exercise price $0.25/share)	16,696,935	18,056,935
Stock Warrants (Exercise price $0.001 $0.375/share)	9,728,984	9,728,984
Stock Options (Exercise price $0.375- $1.80/share)	200,000	200,000
Total	26,625,919	27,985,919

	December 31, 2015	December 31, 2014
Convertible Debt (Exercise price - $0.25/share)	18,056,932	18,056,932
Stock Warrants (Exercise price - $0.001 - $0.375/share)	9,062,234	9,728,984
Stock Options (Exercise price - $0.375/share)	200,000	200,000
Unvested Restricted Stock- Chief Executive Officer	—	750,000
Total	27,319,166	28,735,916